Pension and Postretirement Benefits - Schedule of Other Changes in Assets and Benefit Obligations Recognized in Other Comprehensive Income (Detail) (Other postretirement benefit obligations [Member], USD $)
In Thousands, unless otherwise specified
12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other postretirement benefit obligations [Member]
Schedule Of Other Postretirement Benefits [Line Items]
Net actuarial loss	$ 2,516	$ 2,044	$ 12,001
Amortization of net loss	(670)	(603)
Total recognized in other comprehensive income	$ 1,846	$ 1,441